Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]
Beginning balance at Dec. 31, 2023	$ 883,313	$ 741	$ 3,166,012	$ (2,259,694)		$ (23,746)
Net loss / (income)	3,056			3,056
Gain (loss) on foreign currency translation, net of tax of $0	(7,612)					(7,612)
Shared based compensation	9,149		9,149
Restricted stock units issued		1	(1)
Common shares repurchased	(14,000)				$ (14,000)
Ending balance at Mar. 31, 2024	873,906	742	3,175,160	(2,256,638)	(14,000)	(31,358)
Beginning balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss / (income)	(19,472)			(19,472)
Gain (loss) on foreign currency translation, net of tax of $0	4,076					4,076
Shared based compensation	7,624		7,624
Restricted stock units issued		1	(1)
Common shares repurchased	(9,998)				(9,998)
Common shares reissued	394		49		345
Ending balance at Mar. 31, 2025	$ 861,885	$ 751	$ 3,206,791	$ (2,257,006)	$ (52,239)	$ (36,412)